MainStay Balanced Fund (Prospectus Summary) | MainStay Balanced Fund
MainStay Balanced Fund

MAINSTAY FUNDS TRUST

MainStay Balanced Fund

(the “Fund” )

Supplement dated December 15, 2017 (“Supplement”) to the
Prospectus dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

1.              Effective immediately, the Prospectus is revised as follows:

a.              The Prospectus front cover is revised to include the Fund's Class R6 ticker symbol: MBERX

b.              The table and footnotes in the section entitled “Fees and Expense of the Fund” and the table in the section entitled “Example” are deleted and replaced with the following:

Fees and Expenses of the Fund

	Class A	Investor Class	Class B1	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	5.50%	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None	0.25%	0.50%	None
Other Expenses	0.17%	0.32%	0.32%	0.32%	0.17%	0.27%	0.27%	0.27%	0.05%[4]
Acquired (Underlying) Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%[4]
Total Annual Fund Operating Expenses	1.15%	1.30%	2.05%	2.05%	0.90%	1.00%	1.25%	1.50%	0.78%

1.    Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.    A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.    The management fee is as follows: 0.70% on assets up to $1 billion; 0.65% on assets from $1 billion to $2 billion; and 0.60% on assets in excess of $2 billion.

4.    Based on estimated amounts for the current fiscal year.

Example

Expenses After	Class A	Investor Class	Class B		Class C		Class I	Class R1	Class R2	Class R3	Class R6
			Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 661	$ 675	$ 208	$ 708	$ 208	$ 308	$ 92	$ 102	$ 127	$ 153	$ 80
3 Years	$ 895	$ 939	$ 643	$ 943	$ 643	$ 643	$ 287	$ 318	$ 397	$ 474	$ 249
5 Years	$ 1,148	$ 1,224	$ 1,103	$ 1,303	$ 1,103	$ 1,103	$ 498	$ 552	$ 686	$ 818	$ 433
10 Years	$ 1,871	$ 2,032	$ 2,187	$ 2,187	$ 2,379	$ 2,379	$ 1,108	$ 1,225	$ 1,511	$ 1,791	$ 966

c.               The sections entitled “Management”, “How to Purchase and Sell Shares” and “Compensation to Financial Intermediary Firms” are deleted and replaced with the following:

Management

New York Life Investment Management LLC serves as the Fund's Manager and oversees the investment portfolio of the Fund. NYL Investors LLC serves as the Fund's Subadvisor and is responsible for the day-to-day portfolio management of the fixed-income portion of the Fund. Cornerstone Capital Management Holdings LLC serves as the Fund's Subadvisor and is responsible for the day-to-day portfolio management of the equity portion of the Fund.

Manager/Subadvisors	Portfolio Managers	Service Date
New York Life Investment Management LLC	Jae S. Yoon, Senior Managing Director	Since 2011
	Jonathan Swaney, Managing Director	Since February 2017
NYL Investors LLC	Thomas J. Girard, Senior Managing Director	Since 2008
	Donald F. Serek, Managing Director	Since 2012
	Kenneth Sommer, Senior Director	Since November 2017
Cornerstone Capital Management Holdings LLC	Andrew Ver Planck, Senior Vice President	Since 2013
	Migene Kim, Vice President	Since 2014

How to Purchase and Sell Shares

You may purchase or sell shares of the Fund on any day the Fund is open for business by contacting your financial adviser or financial intermediary firm, or by contacting the Fund by telephone at 800-MAINSTAY (624-6782), by mail at MainStay Funds, P.O. Box 8401, Boston, MA 02266-8401 or by accessing our website at mainstayinvestments.com. Class R6 shares are generally available only to certain retirement plans, including Section 401(a) and 457 plans, certain 403(b)(7) plans, 401(k), profit sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that the plan trades on an omnibus level. Class R6 shares are generally not available to retail accounts. Generally, an initial investment minimum of $1,000 applies if you invest in Investor Class or Class C shares, $15,000 for Class A shares and $5,000,000 for individual investors in Class I shares investing directly (i) with the Fund; or (ii) through certain private banks and trust companies that have an agreement with NYLIFE Distributors LLC, the Fund's principal underwriter and distributor, or its affiliates. A subsequent investment minimum of $50 applies to investments in Investor Class and Class C shares. However, for Investor Class or Class C shares purchased through AutoInvest, MainStay's systematic investment plan, a $500 initial investment minimum and a $50 minimum for subsequent purchases applies. Class R1 shares, Class R2 shares, Class R3 shares, Class R6 shares and institutional shareholders in Class I shares have no initial or subsequent investment minimums. Class B shares are closed to all new purchases and additional investments.

Certain financial intermediaries through whom you may invest may impose their own investment minimums, fees, policies and procedures for purchasing and selling Fund shares, which are not described in this Prospectus or the Statement of Additional Information, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult a representative of your financial intermediary about the availability of shares of the Fund and the intermediary's policies, procedures and other information.

Compensation to Financial Intermediary Firms

If you purchase Fund shares through a financial intermediary firm (such as a broker/dealer or bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary firm's website for more information. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker/dealers or other financial intermediaries from Fund assets or the Distributor's or an affiliate's resources on sales of or investments in Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees, or make payments to financial intermediaries to assist in, or in connection with, the sale of the Fund's shares.

Fees and Expense of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - MainStay Balanced Fund	Class A		Investor Class		Class B [1]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - MainStay Balanced Fund		Class A	Investor Class	Class B [2]	Class C	Class I	Class R1	Class R2	Class R3	Class R6
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	none	0.25%	0.50%	none
Other Expenses		0.17%	0.32%	0.32%	0.32%	0.17%	0.27%	0.27%	0.27%	0.05%	[3]
Acquired (Underlying) Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	[3]
Total Annual Fund Operating Expenses		1.15%	1.30%	2.05%	2.05%	0.90%	1.00%	1.25%	1.50%	0.78%
[1]	The management fee is as follows: 0.70% on assets up to $1 billion; 0.65% on assets from $1 billion to $2 billion; and 0.60% on assets in excess of $2 billion.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	Based on estimated amounts for the current fiscal year.

Example
Assuming redemption at end of period
Expense Example - - MainStay Balanced Fund - USD ($)	Class A	Investor Class	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R6
1 Year	$ 661	$ 675	$ 708	$ 308	$ 92	$ 102	$ 127	$ 153	$ 80
3 Years	895	939	943	643	287	318	397	474	249
5 Years	1,148	1,224	1,303	1,103	498	552	686	818	433
10 Years	$ 1,871	$ 2,032	$ 2,187	$ 2,379	$ 1,108	$ 1,225	$ 1,511	$ 1,791	$ 966

Assuming no redemption
Expense Example, No Redemption - - MainStay Balanced Fund - USD ($)	Class B	Class C
1 Year	$ 208	$ 208
3 Years	643	643
5 Years	1,103	1,103
10 Years	$ 2,187	$ 2,379

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE